Consolidated Statements of Cash Flows (USD $)	12 Months Ended		184 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Cash flows from operating activities
Loss from continuing operations	$ (4,272,532)	$ (2,191,221)	$ (15,906,811)
Add: loss from discontinued operations		(242,210)	(404,307)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	6,143	5,419	16,507
Stock based compensation expense	324,230	237,046	7,871,637
Reversal of stock based compensation expense due to forfeiture of stock options	(10,075)	(31,948)	(5,416,638)
Warrants issued to note holder	1,059,038		1,059,038
Change in fair value of warrant liability			(2,128,331)
Loss on disposal of fixed assets			5,307
Payable written off		(156,109)	(186,109)
Common stock issued for services			3,000
Common stock issued for debt settlement			(103,332)
Accretion of debt discount	999,485	515	1,000,000
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	(117,405)	123,684	(150,000)
Decrease (increase) in prepaid expenses and other current assets	5,854	41,149	(22,379)
Increase (decrease) in accounts payable	58,953	(56,465)	152,356
Increase (decrease) in accrued liabilities	30,325	21,331	212,665
Net cash used in operating activities	(1,905,909)	(2,248,809)	(13,790,733)
Cash flows from investing activity
Purchase of equipment		(24,458)	(35,637)
Net cash used in investing activity		(24,458)	(35,637)
Cash flows from financing activities
Proceeds from the issuance of common stock, exercise of warrants and stock options, net	1,206,484		13,573,863
Repayment of promissory note			(155,000)
Proceeds from promissory notes		1,000,000	1,155,000
Dividend paid			(400,000)
Net cash provided by financing activities	1,206,484	1,000,000	14,173,863
Increase (decrease) in cash and cash equivalents	(699,425)	(1,273,267)	347,493
Cash and cash equivalents at beginning of period	1,046,918	2,320,185
Cash and cash equivalents at end of period	347,493	1,046,918	347,493
Supplemental disclosure of cash flow information:
Interest paid in cash			12,393
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Accrued management fees converted to equity			103,332
Debt discount recorded for value of warrants issued		547,050	547,050
Debt discount recorded for beneficial conversion feature		452,950	452,950
Warrants issued for broker commissions			642,980
Common stock issued for conversion of note payable	$ 1,056,556		$ 1,056,556